Stock options (Schedule of detailed information related to number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Oct. 31, 2020 share $ / shares	Oct. 31, 2019 share $ / shares	Oct. 31, 2018 share $ / shares
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	2,200,000	5,730,000	6,250,000
Exercise price | $ / shares	$ 0.10	$ 0.25	$ 0.29
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days
June 29, 2018 [Member]
Disclosure Of Information About Stock Options [Line Items]
Number of stock options outstanding | share	2,200,000
Exercise price | $ / shares	$ 0.10
Weighted average remaining contractual life of outstanding share options	2 years 8 months 12 days